Accrued and Other Liabilities - Accrued and Other Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Costs to be paid [Line Items]
Deferred revenue	€ 1,703,049		€ 1,737,391
Costs to be paid	197,549		224,597
Down payments from customers	363,237		606,804
Personnel related items	401,790		341,554
Derivative financial instruments	113,900		20,860
Standard warranty reserve	36,463		18,803		€ 41,508
Other	35,754		30,953
Accrued and other liabilities	2,851,742		2,980,962
Less: non-current portion of accrued and other liabilities	615,730	[1]	414,369	[2]
Current portion of accrued and other liabilities	2,236,012		2,566,593
expected losses for upgrading EUV in the field [Member]
Costs to be paid [Line Items]
Costs to be paid	€ 88,800		€ 92,700

[1]	As of December 31, 2016 the main part of the non-current portion of accrued and other liabilities relates to down payments received from customers regarding future shipments of EUV systems and deferred revenue for pending services and EUV systems and upgrades.
[2]	As of December 31, 2015 the main part of the non-current portion of accrued and other liabilities relates to down payments received from customers regarding future shipments of EUV systems and deferred revenue with respect to services.